FAIR VALUES - Fair value of financial instruments (Details) - Fair value [member] - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	$ 52,762,335	$ 19,111,293
Financial liabilities	9,330,629	8,422,054
Derivatives [member]
Disclosure of fair value measurement of assets and liability [line items]
Financial liabilities	1,995
Debt securities at fair value through profit or loss
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	9,871,903	773,961
Derivatives
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	143,944	350,680
Other financial assets
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	3,407,891	1,499,631
Other debt securities
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	34,534,781	9,762,875
Financial assets in guarantee
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	4,687,488	6,704,298
Investments in Equity Instruments
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	116,328	19,848
Liabilities at fair value through profit or loss
Disclosure of fair value measurement of assets and liability [line items]
Financial liabilities	2,002,005	258,060
Other financial liabilities
Disclosure of fair value measurement of assets and liability [line items]
Financial liabilities	7,326,629	8,163,994
Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	24,312,382	19,094,338
Financial liabilities	9,330,629	8,422,054
Level 1 of fair value hierarchy [member] | Derivatives [member]
Disclosure of fair value measurement of assets and liability [line items]
Financial liabilities	1,995
Level 1 of fair value hierarchy [member] | Debt securities at fair value through profit or loss
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	9,632,732	768,963
Level 1 of fair value hierarchy [member] | Derivatives
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	143,944	350,680
Level 1 of fair value hierarchy [member] | Other financial assets
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	3,407,891	1,499,631
Level 1 of fair value hierarchy [member] | Other debt securities
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	6,353,196	9,762,875
Level 1 of fair value hierarchy [member] | Financial assets in guarantee
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	4,687,488	6,704,298
Level 1 of fair value hierarchy [member] | Investments in Equity Instruments
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	87,131	7,891
Level 1 of fair value hierarchy [member] | Liabilities at fair value through profit or loss
Disclosure of fair value measurement of assets and liability [line items]
Financial liabilities	2,002,005	258,060
Level 1 of fair value hierarchy [member] | Other financial liabilities
Disclosure of fair value measurement of assets and liability [line items]
Financial liabilities	7,326,629	8,163,994
Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	28,449,953	11,957
Level 2 of fair value hierarchy [member] | Debt securities at fair value through profit or loss
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	239,171
Level 2 of fair value hierarchy [member] | Other debt securities
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	28,181,585
Level 2 of fair value hierarchy [member] | Investments in Equity Instruments
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	$ 29,197	11,957
Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liability [line items]
Financial assets		4,998
Level 3 of fair value hierarchy [member] | Debt securities at fair value through profit or loss
Disclosure of fair value measurement of assets and liability [line items]
Financial assets		$ 4,998